Vanguard Inflation-Protected Securities Fund
Supplement Dated January 3, 2022, to the Prospectus and Summary Prospectus Dated April 29, 2021
Important Changes to Vanguard Inflation-Protected Securities Fund

Effective immediately, Gemma Wright-Casparius has retired from The Vanguard Group, Inc. and will no longer serve as a portfolio manager of Vanguard Inflation-Protected Securities Fund (the Fund). The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes

All references to Ms. Wright-Casparius are hereby removed.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 119B 012022

Vanguard Bond Index Funds

Supplement Dated January 3, 2022, to the Statement of Additional Information Dated April 29, 2021
Important Changes to Vanguard Inflation-Protected Securities Fund
Effective immediately, Gemma Wright-Casparius has retired from The Vanguard Group, Inc. and will no longer serve as a portfolio manager of Vanguard Inflation-Protected Securities Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
All references to Ms. Wright-Casparius are hereby removed.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 084B 012022